Stock-based Compensation - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 25, 2021 plan	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 26, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity incentive plans | plan	2
Outstanding awards (in shares)		6,711,192	4,813,262
Total intrinsic value of options exercised | $		$ 1.4	$ 1.4
Weighted-average grant-date fair value per share of options granted (in dollars per share) | $ / shares		$ 7.63	$ 7.26
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term		10 years
Accelerated vesting commencement period		30 days
Accelerated vesting ending period		12 months
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares remaining available for grant		1,030,033
Annual increase in available shares (as a percent)		1.00%
Closing trading price per share of common stock (as a percent)		85.00%
Long-Term Incentive Plan, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares remaining available for grant		7,418,937
Annual increase in available shares (as a percent)		5.00%
Long-Term Incentive Plan, 2021 | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares remaining available for grant		7,418,937
Omnibus Incentive Plan, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding awards (in shares)				5,886,706
Stock Option Plan, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding awards (in shares)				518,432
Minimum | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		36 months
Maximum | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		48 months